Business Segment Information (Reconciliation of Total Net Business Profits under Internal Management Reporting Systems to Income Before Income Tax Expense on Consolidated Statements of Income) (Detail) - JPY (¥)
¥ in Billions
	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Net business profits (losses) + Net gains (losses) related to ETFs and others	¥ 1,005.8	¥ 807.1	¥ 853.1
Adjustment to reconcile management reporting to Japanese GAAP:
General and administrative expenses: non-allocated gains (losses), net	28.6	39.7	33.7
Expenses related to portfolio problems (including reversal of (provision for) general reserve for losses on loans)	(114.0)	(96.7)	(255.9)
Gains on reversal of reserves for possible losses on loans, and others	7.6	7.4	20.8
Net gains (losses) related to stocks—Net gains (losses) related to ETFs and others	54.7	84.6	(45.8)
Net extraordinary gains (losses)	40.9	(10.6)	44.0
Others	(68.8)	(52.5)	(46.1)
Income before income tax expense under Japanese GAAP	955.0	779.0	603.9
Adjustment to reconcile Japanese GAAP to U.S. GAAP:
Derivative financial instruments and hedging activities	50.5	(373.2)	(124.0)
Investments	571.7	(210.5)	(600.1)
Loans	(8.8)	(30.3)	(18.3)
Allowances for credit losses	25.3	(9.8)	51.5
Premises and equipment	(55.1)	(29.3)	(68.5)
Land revaluation	4.9	5.6	6.4
Business combinations	10.8	8.9	6.9
Pension liabilities	(60.4)	(71.6)	(94.4)
Consolidation of variable interest entities	211.2	0.8	42.3
Foreign currency translation	(83.2)	(5.2)	(51.0)
Others	0.9	4.8	2.8
Income (loss) before income tax expense (benefit) under U.S. GAAP	¥ 1,623.1	¥ 69.2	¥ (242.5)